Regulatory Capital (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Regulatory Capital Position

The following table summarizes the Bank's regulatory capital position as at October 31.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)	As at
	October 31 2018	October 31 2017
Capital
Common Equity Tier 1 Capital	$52,389	$46,628
Tier 1 Capital	59,735	53,751
Total Capital	70,434	65,038
Risk-weighted assets used in the calculation of capital ratios[1,2]
Common Equity Tier 1 Capital	$435,632	$435,750
Tier 1 Capital	435,780	435,750
Total Capital	435,927	435,750
Capital and leverage ratios
Common Equity Tier 1 Capital ratio[1,2]	12.0%	10.7%
Tier 1 Capital ratio[1,2]	13.7	12.3
Total Capital ratio[1,2]	16.2	14.9
Leverage ratio	4.2	3.9

[1]

In accordance with the final CAR guideline, the Credit Valuation Adjustment (CVA) capital charge is being phased in until the first quarter of 2019. Each capital ratio has its own RWA measure due to the OSFI-prescribed scalar for inclusion of the CVA. For fiscal 2018, the scalars for inclusion of CVA for CET1, Tier 1, and Total Capital RWA are 80%, 83%, and 86%, respectively. For fiscal 2017, the scalars were 72%, 77%, and 81%, respectively.

[2]

As at October 31, 2017, RWA for all ratios were the same due to the regulatory floor which was based on Basel I risk weights. As at October 31, 2018, the regulatory floor is based on Basel II standardized risk weights and is no longer triggered resulting in a separate RWA for each ratio due to the CVA scalar.